Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Due to related parties			$ 0	$ 1,309,077
Related Party B [Member]
Due to related parties			0	411,880
Related Party C [Member]
Related party expenses	$ 141,500	$ 25,000
Description for nature of transaction	Cash paid for management fee
Related Party D [Member]
Related party expenses	$ 16,000	16,800	$ 77,600	120,400
Description for nature of transaction	Cash paid for consulting fees		Cash paid for consulting fees
Related Party D one [Member]
Related party expenses	$ 4,000	4,200	$ 19,400	30,100
Description for nature of transaction	Cash paid for consulting and advisory fees		Cash paid for consulting and advisory fees
Related Party E [Member]
Related party expenses	$ 0	28,854	$ 163,654	139,196
Description for nature of transaction	Cash paid for management fee		Cash paid for management fee
Related Party E one [Member]
Related party expenses	$ 91,290	43,146	$ 81,917	47,304
Description for nature of transaction	Cash paid for royalty and sales commissions		Cash paid for royalty and sales commissions
Related Party F [Member]
Related party expenses	$ 420,720	0	$ 214,950	0
Description for nature of transaction	30,000 Series C preferred stock for management compensation		250,000 shares of common stock issued for advisory fee
Related Party H [Member]
Related party expenses	$ 0	85,980	$ 128,970	0
Description for nature of transaction	100,000 shares of common stock issued for advisory fee		150,000 shares of common stock issued for advisory fee
Related Party I [Member]
Related party expenses	$ 0	214,950	$ 214,950	0
Description for nature of transaction	250,000 shares of common stock issued for advisory fee		250,000 shares of common stock issued for advisory fee
Related Party J [Member]
Related party expenses	$ 0	429,900	$ 348,000	0
Description for nature of transaction	500,000 shares of common stock issued for advisory fee		20,000 shares of Series C preferred stock for advisory fee
Related Party K [Member]
Related party expenses	$ 0	128,970	$ 85,980	0
Description for nature of transaction	150,000 shares of common stock issued for advisory fee		100,000 shares of common stock issued for advisory fee
Related Party A [Member]
Related party expenses	$ 14,220	0
Description for nature of transaction	Interest payable related to Convertible note
Due to related parties			$ 0	$ 897,197
Related Party A One [Member]
Related party expenses	$ 2,103,600	0
Description for nature of transaction	150,000 Series C preferred stock for consulting fee
Related Party F One [Member]
Related party expenses	$ 0	348,000
Description for nature of transaction	20,000 shares of Series C preferred stock for advisory fee
Related Party L [Member]
Related party expenses	$ 0	$ 214,950
Description for nature of transaction	250,000 shares of common stock issued for advisory fee